Debt - Industrial Revenue Bonds (Details)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Maximum [Member] | Short-term Debt [Member] | Industrial revenue bonds due 2028 [Member]
Short-term Debt [Line Items]
Effective interest rate (percent)	12.00%	12.00%	12.00%